NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES
NON-WHOLLY OWNED SUBSIDIARIES
The following tables present the gross assets and liabilities as well as gross amounts of revenue, net income, other comprehensive income and distributions from the partnership’s investments in material non-wholly owned subsidiaries for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31, 2018
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,413	$1,773	$3,113	$475	$25,785	$(20)	$4	$(20)	$(46)	$424
Infrastructure services	2,889	8,750	2,921	6,208	2,419	282	(121)	170	(16)	1,534
Industrial operations	1,991	5,656	1,040	4,823	3,894	895	(239)	612	(1,542)	1,425
Total	$7,293	$16,179	$7,074	$11,506	$32,098	$1,157	$(356)	$762	$(1,604)	$3,383

	Year Ended December 31, 2017
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$2,606	$1,744	$2,774	$948	$15,676	$45	$11	$35	$46	$476
Industrial operations	1,095	5,812	904	2,731	1,913	(4)	41	4	25	2,338
Total	$3,701	$7,556	$3,678	$3,679	$17,589	$41	$52	$39	$71	$2,814

	Year Ended December 31, 2016
	Total							Profit/(loss) allocated to others ownership interest	Distributions to others ownership interest	Equity to others ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenue	Profit/(loss)	OCI
Business services	$437	$494	$402	$253	$1,347	$25	$5	$15	$8	$198
Industrial operations	775	2,349	349	1,022	1,491	(323)	42	(206)	10	1,131
Total	$1,212	$2,843	$751	$1,275	$2,838	$(298)	$47	$(191)	$18	$1,329
The following table outlines the composition of accumulated non-controlling interest ("NCI") related to the interest of others presented in the partnership's Consolidated Statements of Financial Position:

(US$ MILLIONS)	2018	2017
NCI related to material non-wholly owned subsidiaries
Business services	$424	$476
Infrastructure services	1,534	—
Industrial operations	1,425	2,338
Total NCI in material non-wholly owned subsidiaries	$3,383	$2,814
Total individually immaterial NCI balances	148	212
Total NCI	$3,531	$3,026